Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2021
Intangible Assets
Schedule of intangible assets

		Purchased concessions,
		rights and other
In € thousand	Software	intangible assets	Total
Costs of acquisition
January 1, 2021	2,401	108	2,509
Additions	1,586	—	1,586
Transfer from property, plant and equipment	11	—	11
December 31, 2021	3,998	108	4,106
Accumulated amortization/write downs
January 1, 2021	1,125	12	1,137
Amortization	1,569	6	1,575
December 31, 2021	2,694	18	2,713
Carrying amount:
December 31, 2020	1,276	96	1,372
December 31, 2021	1,304	90	1,394

		Purchased concessions,
		rights, and other
In € thousand	Software	in-tangible assets	Total
Costs of acquisition
January 1, 2020	1,241	89	1,330
Additions	1,188	24	1,212
Disposals	(28)	(5)	(33)
December 31, 2020	2,401	108	2,509
Accumulated amortization/write downs
January 1, 2020	481	7	488
Amortization	642	6	648
Impairment	18	—	18
Disposals	(16)	(1)	(17)
December 31, 2020	1,125	12	1,137
Carrying amount:
December 31, 2019	760	82	842
December 31, 2020	1,276	96	1,372